Condensed Balance Sheets - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current Assets:
Cash and cash equivalents	$ 74,428,000	$ 78,376,000	$ 176,523,000
Inventory, net	50,559,000	54,453,000	46,580,000
Prepaid expenses and other current assets	11,264,000	8,104,000	4,828,000
Total current assets	136,251,000	140,933,000	227,931,000
Property and equipment, net	16,095,000	15,932,000	15,100,000
Operating lease right-of-use assets	20,471,000	21,214,000	24,234,000
Other long-term assets	5,550,000	4,394,000	2,453,000
TOTAL ASSETS	178,367,000	182,473,000	269,718,000
Current liabilities:
Accrued costs and expenses	24,208,000	20,651,000	19,810,000
Accounts payable	31,822,000	21,346,000	23,814,000
Deferred revenue	11,426,000	11,267,000	11,119,000
Operating lease liabilities, current	3,724,000	3,550,000	2,955,000
Other current liabilities	894,000	1,650,000	3,522,000
Debt, current	16,720,000	10,750,000	1,918,000
Total current liabilities	88,794,000	69,214,000	63,138,000
Debt, noncurrent	50,034,000	56,183,000	29,782,000
Operating lease liabilities, noncurrent	19,090,000	20,029,000	23,579,000
Other long-term liabilities	3,924,000	5,408,000	4,942,000
Total liabilities	161,842,000	150,834,000	121,441,000
Commitments and Contingencies
Convertible preferred stock, $0.0001 par value – 98,234,236 shares authorized at December 31, 2021 and March 31, 2022; 97,611,343 shares issued and outstanding at December 31, 2021 and March 31, 2022	487,918,000	487,918,000	487,918,000
Contingently redeemable convertible common stock – no and 2,350,427 shares issued and outstanding at December 31, 2021 and March 31, 2022, respectively	27,473,000	0
Shareholders' Deficit:
Common stock value	1,000	1,000	1,000
Additional paid-in capital	38,660,000	33,863,000	14,605,000
Accumulated deficit	(537,527,000)	(490,143,000)	(354,247,000)
Total Shareholders' deficit	(498,866,000)	(456,279,000)	(339,641,000)
TOTAL LIABILITIES, REDEEMABLE ORDINARY SHARES AND SHAREHOLDERS' DEFICIT	178,367,000	182,473,000	269,718,000
Convertible Preferred Stock [Member]
Current liabilities:
Convertible preferred stock, $0.0001 par value – 98,234,236 shares authorized at December 31, 2021 and March 31, 2022; 97,611,343 shares issued and outstanding at December 31, 2021 and March 31, 2022	487,918,000	487,918,000
Class A ordinary shares, $0.001 par value; 200,000,000 shares authorized; 40,250,000 shares subject to possible redemption at a redemption value of $10.00 per share		487,918,000	$ 487,918,000
Virgin Group Acquisition Corp. II [Member]
Current Assets:
Cash	79,823	507,233
Prepaid expenses	615,316	629,106
Total current assets	695,139	1,136,339
Prepaid expenses – non-current portion	0	141,333
Cash and investments held in trust account	402,566,409	402,530,526
TOTAL ASSETS	403,261,548	403,808,198
Current liabilities:
Accrued costs and expenses	2,814,837	2,419,324
Due to related party	31,667	1,667
Promissory note – related party	1,000,000	1,000,000
Total current liabilities	3,846,504	3,420,991
Derivative warrant liabilities	5,685,730	13,340,010
Backstop derivative liability	30,234,314
Deferred underwriters' discount	14,087,500	14,087,500
Total liabilities	53,854,048	30,848,501
Commitments and Contingencies
Class A ordinary shares, $0.001 par value; 200,000,000 shares authorized; 40,250,000 shares subject to possible redemption at a redemption value of $10.00 per share	402,500,000	402,500,000
Shareholders' Deficit:
Preference shares, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding	0	0
Additional paid-in capital	0	0
Accumulated deficit	(53,093,506)	(29,541,309)
Total Shareholders' deficit	(53,092,500)	(29,540,303)
TOTAL LIABILITIES, REDEEMABLE ORDINARY SHARES AND SHAREHOLDERS' DEFICIT	403,261,548	403,808,198
Virgin Group Acquisition Corp. II [Member] | Common Class B
Shareholders' Deficit:
Common stock value	$ 1,006	$ 1,006